Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40818
Entity Registrant Name	Getnet Adquirencia E Servicos Para Meios De Pagamento S.A.
Entity Incorporation, State or Country Code	D5
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001867325
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding	950,718,477
Entity Address, Address Line One	Avenida Presidente Juscelino Kubitschek
Entity Address, Address Line Two	2041, Suite 121, Block A
Entity Address, Address Line Three	Condominium WTORRE JK, Vila Nova Conceição
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	04543-011
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	PricewaterhouseCoopers Auditores Independentes Ltda.
Auditor Firm ID	1351
Auditor Location	São Paulo, Brazil
Business Contact
Document Information [Line Items]
Contact Personnel Name	Pedro Carlos Araujo Coutinh
Entity Address, Address Line One	Avenida Presidente Juscelino Kubitschek
Entity Address, Address Line Two	2041, Suite 121, Block A
Entity Address, Address Line Three	Condominium WTORRE JK, Vila Nova Conceição
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	04543-011
Contact Personnel Fax Number	+55 (11) 5184-9002
Common Shares underlying units
Document Information [Line Items]
Title of 12(b) Security	Units, each composed of one common share, no par value, and one preferred share, no par value
Security Exchange Name	NASDAQ
Common shareholders
Document Information [Line Items]
Title of 12(b) Security	Common Shares, no par value
Preferred shareholders
Document Information [Line Items]
Title of 12(b) Security	Preferred Shares, no par value
American Depositary Shares (“ADSs”)
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	GET
Security Exchange Name	NASDAQ